Cover	Apr. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2022
Entity File Number	001-37678
Entity Registrant Name	SPI Energy Co., Ltd.
Entity Central Index Key	0001210618
Entity Tax Identification Number	20-4956638
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4677 Old Ironsides Drive
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	919-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Share
Trading Symbol	SPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false